Pipeline Business Acquisition (Tables)	12 Months Ended
Sep. 30, 2016
Business Combinations [Abstract]
Allocation of Pipeline acquisition (in thousands)

Consideration:
Fair value of consideration transferred (cash paid)	$(10,023)

Acquisition related costs expensed	$75
Recognized amounts of identifiable assets acquired and liabilities assumed:
Property and equipment	$3,397
Prepaid tires and other prepaid assets	276
Customer relationships	4,004
Trade name	72
Non-compete agreement	62
Vacation liability assumed	(132)
Total identifiable net assets assumed	$7,679
Goodwill	2,344
Total	$10,023